T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio
March 31, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 8.5%
Government Bonds 8.5%
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 1/1/23  280,000 53
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 1/1/25  1,600,000 300
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 1/1/27  360,000 67
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 1/1/29  130,000 24
Total Brazil (Cost
$556
)
444
CHILE 3.4%
Government Bonds 3.4%
Bonos de la Tesoreria de la Republica ,
2.30%, 10/1/28 (1) 15,000,000 20
Bonos de la Tesoreria de la Republica ,
4.50%, 3/1/26  100,000,000 154
Total Chile (Cost
$170
)
174
CHINA 2.6%
Government Bonds 2.6%
China Development Bank, 3.68%,
2/26/26  200,000 31
People's Republic of China, 3.22%,
12/6/25  230,000 36
People's Republic of China, 3.27%,
11/19/30  250,000 38
People's Republic of China, 3.57%,
6/22/24  200,000 31
Total China (Cost
$131
)
136
COLOMBIA 4.7%
Corporate Bonds 1.3%
Empresas Publicas de Medellin,
7.625%, 9/10/24 (1) 240,000,000 68
68
Government Bonds 3.4%
Republic of Colombia, 6.00%, 4/28/28  86,600,000 23
Republic of Colombia, 7.00%, 5/4/22  110,000,000 32
Republic of Colombia, 7.25%,
10/18/34  55,000,000 15
Republic of Colombia, 7.50%, 8/26/26  302,000,000 89
Republic of Colombia, 10.00%,
7/24/24  53,600,000 17
176
Total Colombia (Cost
$318
)
244
Par/Shares $ Value
(Cost and value in $000s)
CZECH REPUBLIC 1.2%
Government Bonds 1.2%
Czech Republic, 1.25%, 2/14/25  630,000 28
Czech Republic, 2.00%, 10/13/33  430,000 19
Czech Republic, 4.20%, 12/4/36  220,000 13
Total Czech Republic (Cost
$58
)
60
EGYPT 3.0%
Government Bonds 3.0%
Arab Republic of Egypt, 14.313%,
10/13/23  950,000 61
Arab Republic of Egypt, 15.90%,
7/2/24  600,000 40
Arab Republic of Egypt, 15.90%,
9/9/24  230,000 16
Arab Republic of Egypt Treasury Bills,
12.879%, 6/22/21  600,000 37
Total Egypt (Cost
$151
)
154
HUNGARY 4.6%
Government Bonds 4.6%
Republic of Hungary, 1.00%, 11/26/25  5,000,000 16
Republic of Hungary, 3.00%, 10/27/27  20,440,000 70
Republic of Hungary, 5.50%, 6/24/25  7,680,000 29
Republic of Hungary, 6.00%, 11/24/23  33,780,000 123
Total Hungary (Cost
$259
)
238
INDONESIA 8.8%
Corporate Bonds 3.2%
Standard Chartered Bank, CLN
(Reference: Republic of Indonesia),
9.00%, 3/20/29 (1) 2,100,000,000 165
165
Government Bonds 5.6%
Republic of Indonesia, 5.625%,
5/15/23  847,000,000 59
Republic of Indonesia, 6.125%,
5/15/28  2,830,000,000 189
Republic of Indonesia, 6.50%, 6/15/25  400,000,000 28
Republic of Indonesia, 8.375%,
9/15/26  99,000,000 8
Republic of Indonesia, 8.75%, 5/15/31  109,000,000 8
292
Total Indonesia (Cost
$470
)
457
MALAYSIA 6.0%
Government Bonds 6.0%
Government of Malaysia, 4.232%,
6/30/31  250,000 63

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, 4.392%,
4/15/26  640,000 167
Government of Malaysia, 4.935%,
9/30/43  312,000 80
Total Malaysia (Cost
$310
)
310
MEXICO 11.2%
Government Bonds 11.2%
Petroleos Mexicanos , 3.50%, 1/30/23
(USD)  39,000 40
Petroleos Mexicanos , 6.50%, 3/13/27
(USD)  27,000 28
United Mexican States, 7.50%, 6/3/27  2,100,000 110
United Mexican States, 7.75%,
5/29/31  3,570,000 186
United Mexican States, 8.50%,
5/31/29  2,150,000 118
United Mexican States, 10.00%,
12/5/24  1,036,000 58
United Mexican States, Inflation-
Indexed, 4.50%, 12/4/25  776,364 42
Total Mexico (Cost
$574
)
582
PERU 3.3%
Government Bonds 3.3%
Republic of Peru, 6.15%, 8/12/32  190,000 55
Republic of Peru, 6.90%, 8/12/37  280,000 81
Republic of Peru, 8.20%, 8/12/26  110,000 38
Total Peru (Cost
$197
)
174
POLAND 4.1%
Government Bonds 4.1%
Republic of Poland, 2.50%, 7/25/26  185,000 51
Republic of Poland, 2.75%, 10/25/29  198,000 55
Republic of Poland, 5.75%, 9/23/22  385,000 106
Total Poland (Cost
$215
)
212
ROMANIA 4.0%
Government Bonds 4.0%
Republic of Romania, 2.124%,
7/16/31 (EUR) (1) 5,000 6
Republic of Romania, 2.124%,
7/16/31 (EUR)  15,000 18
Republic of Romania, 4.40%, 9/25/23  240,000 60
Republic of Romania, 4.75%, 2/24/25  295,000 76
Republic of Romania, 5.00%, 2/12/29  90,000 25
Republic of Romania, 5.95%, 6/11/21  100,000 24
Total Romania (Cost
$199
)
209
Par/Shares $ Value
(Cost and value in $000s)
RUSSIA 7.5%
Government Bonds 7.5%
Russian Federation, 4.50%, 7/16/25  3,130,000 38
Russian Federation, 6.90%, 5/23/29  4,830,000 64
Russian Federation, 7.05%, 1/19/28  2,000,000 27
Russian Federation, 7.10%, 10/16/24  2,045,000 28
Russian Federation, 8.15%, 2/3/27  13,379,000 190
Russian Federation, 8.50%, 9/17/31  3,000,000 44
Total Russia (Cost
$415
)
391
SERBIA 2.5%
Government Bonds 2.5%
Republic of Serbia, 4.50%, 1/11/26  4,260,000 47
Republic of Serbia, 5.875%, 2/8/28  3,290,000 40
Republic of Serbia, 10.00%, 2/5/22  4,130,000 44
Total Serbia (Cost
$113
)
131
SOUTH AFRICA 9.8%
Government Bonds 9.8%
Republic of South Africa, 7.00%,
2/28/31  1,355,000 75
Republic of South Africa, 8.00%,
1/31/30  100,000 6
Republic of South Africa, 8.75%,
1/31/44  1,275,000 68
Republic of South Africa, 8.75%,
2/28/48  1,285,000 68
Republic of South Africa, 8.875%,
2/28/35  250,000 14
Republic of South Africa, 10.50%,
12/21/26  3,425,000 264
Republic of South Africa, Inflation-
Indexed, 2.60%, 3/31/28  207,592 14
Total South Africa (Cost
$500
)
509
SUPRANATIONAL 0.9%
Government Bonds 0.9%
European Bank for Reconstruction &
Development, 5.60%, 1/30/25 (IDR)  460,000,000 32
International Bank for Reconstruction
& Development, Series GDIF, 4.60%,
2/9/26 (IDR)  200,000,000 13
Total Supranational (Cost
$48
)
45
THAILAND 4.4%
Government Bonds 4.4%
Kingdom of Thailand, 1.585%,
12/17/35  1,100,000 32
Kingdom of Thailand, 3.65%, 6/20/31  2,575,000 95

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Thailand, 3.775%,
6/25/32  2,752,000 103
Total Thailand (Cost
$236
)
230
TURKEY 0.6%
Government Bonds 0.6%
Republic of Turkey, 10.60%, 2/11/26  321,000 29
Total Turkey (Cost
$40
)
29
Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 6.9%
Money Market Funds 6.9%
T. Rowe Price Government Reserve
Fund, 0.04% (2)(3) 358,217 358
Total Short-Term Investments (Cost
$358) 358
Total Investments in
Securities 98.0%
(Cost $5,318) $ 5,087
Other Assets Less Liabilities 2.0% 102
Net Assets 100.0% $ 5,189
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $259 and represents 5.0%
of net assets.
(2) Seven-day yield
(3) Affiliated Companies
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Interest Rate Swaps 0.1%
China 0.0%
5 Year Interest Rate Swap, Receive Fixed 2.820% Quarterly, Pay Variable 2.400% (7 Day
Interbank Repo) Quarterly, 12/2/25 160 — — —
Total China —
Mexico 0.1%
4 Year Interest Rate Swap, Receive Fixed 6.500% 28 Days, Pay Variable 4.283% (MXIBTIIE) 28
Days, 3/21/24 1,000 2 1 1
5 Year Interest Rate Swap, Receive Fixed 6.540% 28 Days, Pay Variable 4.285% (MXIBTIIE) 28
Days, 12/3/24 450 1 1 —
5 Year Interest Rate Swap, Receive Fixed 7.485% 28 Days, Pay Variable 4.283% (MXIBTIIE) 28
Days, 6/5/24 800 2 — 2
5 Year Interest Rate Swap, Receive Fixed 8.710% 28 Days, Pay Variable 4.285% (MXIBTIIE) 28
Days, 12/13/23 700 3 — 3
Total Mexico 6
Total Centrally Cleared Interest Rate Swaps 6
Total Centrally Cleared Swaps 6
Net payments (receipts) of variation margin to date (9)
Variation margin receivable (payable) on centrally cleared swaps $ (3)

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 INR 8,348 USD 113 $ 1
Bank of America 4/16/21 RON 125 USD 31 (1)
Bank of America 4/23/21 AUD 37 USD 29 —
Bank of America 5/14/21 USD 54 PLN 200 3
Bank of America 6/11/21 MYR 92 USD 22 —
Bank of America 6/11/21 PHP 326 USD 7 —
Bank of America 6/11/21 THB 751 USD 25 (1)
Bank of America 6/18/21 ZAR 115 USD 8 —
Barclays Bank 4/9/21 USD 96 INR 6,945 1
Barclays Bank 7/9/21 INR 6,945 USD 94 (1)
Barclays Bank 7/9/21 TWD 238 USD 8 —
BNP Paribas 4/9/21 USD 44 RUB 3,284 1
BNP Paribas 4/16/21 RON 127 USD 31 (1)
BNP Paribas 4/16/21 RSD 5,243 USD 54 (1)
BNP Paribas 4/16/21 TRY 620 USD 79 (5)
Canadian Imperial Bank of Commerce 4/23/21 AUD 38 USD 29 —
Citibank 4/9/21 USD 108 RUB 8,208 —
Citibank 4/16/21 RSD 4,481 USD 47 (2)
Citibank 4/16/21 USD 90 RSD 9,051 —
Citibank 5/12/21 EGP 132 USD 8 —
Citibank 5/12/21 USD 33 EGP 530 —
Citibank 5/12/21 USD 10 EGP 156 —
Citibank 6/11/21 UAH 809 USD 28 —
Citibank 6/11/21 USD 31 CLP 22,822 —
Citibank 6/18/21 USD 12 CNH 79 —
Citibank 6/18/21 USD 55 CNH 361 —
Citibank 6/18/21 ZAR 170 USD 11 —
Citibank 7/9/21 RUB 8,208 USD 107 —
Citibank 7/16/21 RSD 9,051 USD 90 —
Credit Suisse 4/9/21 USD 55 RUB 4,050 1
Credit Suisse 4/9/21 USD 30 RUB 2,258 —
Credit Suisse 4/23/21 CHF 62 USD 68 (2)
Credit Suisse 5/21/21 USD 36 EUR 30 1
Credit Suisse 6/11/21 PHP 147 USD 3 —
Deutsche Bank 4/9/21 IDR 106,694 USD 8 —
Deutsche Bank 4/9/21 USD 30 IDR 423,332 1
Deutsche Bank 6/11/21 USD 6 MYR 23 —
Deutsche Bank 7/9/21 IDR 712,323 USD 49 (1)
Goldman Sachs 4/9/21 INR 8,348 USD 113 1
Goldman Sachs 4/9/21 TWD 2,588 USD 91 —
Goldman Sachs 4/9/21 USD 118 TWD 3,258 4
Goldman Sachs 6/11/21 THB 2,327 USD 77 (3)
Goldman Sachs 6/18/21 USD 4 CNH 26 —
Goldman Sachs 7/9/21 USD 92 TWD 2,588 —
HSBC Bank 4/9/21 TWD 2,603 USD 91 —
HSBC Bank 4/9/21 USD 17 IDR 235,911 —
HSBC Bank 4/9/21 USD 66 INR 4,822 —
HSBC Bank 4/9/21 USD 47 TWD 1,303 1
HSBC Bank 5/21/21 USD 62 EUR 51 2
HSBC Bank 6/11/21 PHP 179 USD 4 —
HSBC Bank 6/11/21 USD 7 MYR 27 —
HSBC Bank 6/18/21 USD 26 CNH 168 —
HSBC Bank 7/9/21 INR 4,822 USD 65 —
HSBC Bank 7/9/21 TWD 2,982 USD 105 1
HSBC Bank 7/9/21 USD 92 TWD 2,603 —

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 4/9/21 PEN 199 USD 55 $ (2)
JPMorgan Chase 4/9/21 RUB 15,634 USD 206 1
JPMorgan Chase 4/9/21 USD 5 INR 391 —
JPMorgan Chase 4/9/21 USD 42 RUB 3,145 1
JPMorgan Chase 4/9/21 USD 71 TWD 1,955 2
JPMorgan Chase 4/16/21 HUF 8,382 USD 27 —
JPMorgan Chase 4/16/21 MXN 1,490 USD 72 1
JPMorgan Chase 4/16/21 MXN 640 USD 32 —
JPMorgan Chase 4/16/21 RSD 192 USD 2 —
JPMorgan Chase 4/16/21 TRY 257 USD 35 (4)
JPMorgan Chase 4/16/21 USD 25 CZK 541 1
JPMorgan Chase 4/16/21 USD 57 HUF 16,958 2
JPMorgan Chase 4/16/21 USD 76 MXN 1,535 1
JPMorgan Chase 4/16/21 USD 12 MXN 253 —
JPMorgan Chase 4/16/21 USD 40 RON 165 1
JPMorgan Chase 4/16/21 USD 9 RSD 865 —
JPMorgan Chase 4/16/21 USD 16 TRY 118 2
JPMorgan Chase 4/16/21 USD 14 TRY 114 —
JPMorgan Chase 4/23/21 CHF 53 EUR 51 (1)
JPMorgan Chase 4/23/21 USD 27 CAD 34 —
JPMorgan Chase 4/23/21 USD 98 CHF 87 6
JPMorgan Chase 5/12/21 EGP 104 USD 7 —
JPMorgan Chase 5/14/21 PLN 26 USD 7 —
JPMorgan Chase 5/14/21 USD 10 PLN 39 1
JPMorgan Chase 6/2/21 BRL 203 USD 36 —
JPMorgan Chase 6/2/21 BRL 521 USD 94 (2)
JPMorgan Chase 6/2/21 USD 5 BRL 30 —
JPMorgan Chase 6/2/21 USD 7 BRL 40 —
JPMorgan Chase 6/11/21 COP 70,877 USD 20 —
JPMorgan Chase 6/11/21 THB 226 USD 7 —
JPMorgan Chase 6/18/21 CNH 315 USD 48 (1)
JPMorgan Chase 6/18/21 USD 6 ZAR 87 —
JPMorgan Chase 6/18/21 ZAR 266 USD 17 1
JPMorgan Chase 7/9/21 PEN 24 USD 6 —
JPMorgan Chase 7/9/21 USD 10 RUB 745 —
Morgan Stanley 4/9/21 IDR 582,798 USD 41 (1)
Morgan Stanley 4/9/21 PEN 192 USD 53 (2)
Morgan Stanley 4/9/21 USD 23 IDR 337,585 —
Morgan Stanley 4/9/21 USD 5 INR 366 —
Morgan Stanley 4/9/21 USD 104 PEN 391 —
Morgan Stanley 6/18/21 USD 12 CNH 79 —
Morgan Stanley 7/9/21 KRW 30,271 USD 27 —
Morgan Stanley 7/9/21 PEN 391 USD 104 —
RBC Dominion Securities 6/18/21 USD 4 CNH 23 —
Standard Chartered 4/9/21 USD 24 TWD 654 1
Standard Chartered 4/16/21 TRY 117 USD 15 (1)
Standard Chartered 6/11/21 MYR 205 USD 51 (1)
Standard Chartered 7/9/21 USD 55 INR 4,072 —
State Street 4/16/21 USD 115 HUF 34,173 4
State Street 4/23/21 USD 12 EUR 10 —
UBS Investment Bank 4/9/21 IDR 254,859 USD 18 —
UBS Investment Bank 4/9/21 RUB 403 USD 5 —
UBS Investment Bank 4/9/21 RUB 7,895 USD 105 (1)
UBS Investment Bank 4/9/21 TWD 1,979 USD 70 (1)
UBS Investment Bank 4/9/21 USD 36 IDR 515,543 1

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/9/21 USD 57 INR 4,171 $ —
UBS Investment Bank 4/9/21 USD 40 RUB 2,987 1
UBS Investment Bank 4/16/21 CZK 6,462 USD 303 (13)
UBS Investment Bank 4/16/21 RON 218 USD 54 (2)
UBS Investment Bank 4/16/21 USD 273 CZK 5,921 7
UBS Investment Bank 4/23/21 USD 58 AUD 75 1
UBS Investment Bank 5/14/21 PLN 593 USD 159 (9)
UBS Investment Bank 5/21/21 USD 123 EUR 101 4
UBS Investment Bank 6/18/21 USD 27 SGD 37 —
UBS Investment Bank 6/18/21 USD 163 ZAR 2,475 (3)
UBS Investment Bank 7/9/21 USD 36 TWD 1,007 —
UBS Investment Bank 7/16/21 CZK 5,921 USD 273 (7)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (12)

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1 Euro SCHATZ contracts 6/21 (131) $ —
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on open futures contracts —

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 302  ¤  ¤ $ 358^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $358.

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,729 $ — $ 4,729
Short-Term Investments 358 — — 358
Total Securities 358 4,729 — 5,087
Swaps* — 6 — 6
Forward Currency Exchange Contracts — 57 — 57
Total $ 358 $ 4,792 $ — $ 5,150
Liabilities
Swaps* $ — $ — $ — $ —
Forward Currency Exchange Contracts — 69 — 69
Futures Contracts* — — — —
Total $ — $ 69 $ — $ 69
1
Includes Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.